Annual Total Returns[BarChart] - Federated Hermes Government Ultrashort Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.36%	0.68%	0.09%	0.26%	0.07%	0.40%	1.06%	1.88%	2.14%	1.48%